Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of income tax provision
	December 31,
	2015	2014
Current
Federal	$-	$-
State	4,307	843
	4,307	843
Deferred
Federal	(3,543,673)	(1,744,445)
State	(362,722)	(314,699)
	(3,906,395)	(2,059,144)
Change in valuation allowance	3,906,395	2,059,144
Total income tax provision	$4,307	$843

Schedule of reconciliation of the effective income tax rate and the statutory federal income tax rate
	December 31,
	2015	2014
U.S. federal statutory rate	34.00%	34.00%
State income tax rate, net of federal benefit	1.81	2.93
Inducement expenses	(2.33)	(10.63)
Other permanent differences	(3.63)	2.79
Less: valuation allowance	(29.88)	(29.10)
Provision for income taxes	(.03)%	(.01)%

Schedule of deferred tax assets and liabilities
	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforward	$6,109,750	$2,487,784
Tax credits	177,909	75,337
Accruals and reserves	315,580	23,023
Restricted stock	4,238	114,712
Charitable donations	3,759	-
Total deferred tax assets before valuation allowance:	$6,611,236	$2,700,856
Valuation allowance	(6,604,638)	(2,698,243)
Deferred tax assets, net of valuation allowance	6,598	2,613

Deferred tax liabilities:
Fixed assets	$(6,598)	$(2,613)
Convertible debt	-
Total deferred tax liabilities	(6,598)	(2,613)

Net deferred tax asset (liability)	$-	$-